Income tax and social contribution	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Income tax and social contribution

19.	Income tax and social contribution

a)	Income tax and social contribution recognized in profit or loss

The income tax and social contribution recognized in profit or loss for the year is as follows:

	12/31/2025	12/31/2024
Current	(328)	(5,503)
Deferred	(15,475)	20,138
	(15,803)	14,635

The reconciliation of Company income tax and social contribution expenses and the result from applying the effective rate to profit before income tax and social contribution is shown below. The Company operates in the following tax jurisdictions: Brazil, where the corporate tax rate is 34% and Canada, where the federal corporate tax rate is 15% with varying provincial tax rates, such as British Columbia’s 12% tax rate, which totals 27% income tax rate applicable to Sigma in Canada:

	12/31/2025	12/31/2024
Loss before income tax and social contribution	(34,382)	(66,031)
Statutory tax rate	27%	27%
Tax credit at statutory rate	9,283	17,828
Reconciling items
Impact of foreign income tax rate differential	1,727	3,312
Exclusion of Canadian tax credits	(2,658)	(5,053)
Unrecognized tax loss carryforwards	(24,155)	(1,452)
Current and deferred income tax and social contribution	(15,803)	14,635
Effective tax rate	(46.0%)	22.2%

The amount of $14,030 as of December 31, 2025 ($12,548 as of December 31, 2024) of tax loss carryforward generated in Canada by the Company has not been recognized since we do not expect to have taxable income to offset it. This tax loss carryforward expires between 2039 and 2044.

b)	Deferred income tax and social contribution:

Deferred income tax and social contribution are calculated on tax loss carryforwards and the temporary differences between the tax bases of assets and liabilities and their carrying amounts.

	12/31/2024	Income	Equity	12/31/2025
Temporary differences:
Pre-operational expenses	2,490	(729)	—	1,761
Tax loss carry forward (1)	8,165	(8,530)	365	—
Unrealized foreign currency fluctuation	8,364	(6,219)	—	2,145
Leasing	(14)	(26)	—	(40)
Taxes installments program	1,365	384	—	1,749
Commission provision	435	(382)	—	53
Reversal of present value adjustment (ARO)	—	82	—	82
Financial result – Swap transactions	168	(2)	—	166
Others	—	(53)	—	(53)
Foreign currency translation adjustment of subsidiaries	(1,743)	—	2,048	305
Total deferred tax assets	19,230	(15,475)	2,413	6,168
(1)	As of December 31, 2025, the Company fully reversed the deferred tax asset related to tax loss carryforwards and the negative basis of social contribution generated in Brazil, totaling $8,165 as of December 31, 2024, as management does not expect to generate sufficient taxable income to utilize that amount. This reversal was recognized solely for accounting purposes, since tax loss carryforwards in Brazil do not expire for tax purposes.

The Company expects to realize the deferred tax assets within two years.

Accounting Policy

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable income. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretation. The Company recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to items recognized directly in shareholders’ equity.

Current tax expense is the expected payment of taxable income for the year, using the nominal rate approved or substantially approved on the balance sheet date, and any adjustment of taxes payable related to previous years. Current income tax and social contribution are presented net as liabilities when there are amounts payable, or in assets when the amounts paid in advance exceed the total due on the date of the report.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their book values in the financial statements. Deferred tax is not recognized when it is probable that it will not revert in a foreseeable future in accordance with IAS 12 – Taxes on Profit. The amount of the deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved.

Deferred income tax assets and liabilities are presented net in the balance sheet whenever there is a legal right and the intention to offset them upon the calculation of current taxes, usually related to the same legal entity and the same taxation authority.

Deferred income tax and social contribution assets are recognized on recoverable balances of tax loss carryforward and social contribution negative basis, tax credits and deductible temporary differences. Such assets are reviewed at each year-end date and will be reduced to the extent that their realization is less likely to occur.